Document And Entity Information	Jan. 12, 2023
Document Information Line Items
Entity Registrant Name	Cleartronic, Inc.
Trading Symbol	N/A
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001362516
Document Period End Date	Jan. 12, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	FL
Entity File Number	000-55329
Entity Tax Identification Number	65-0958798
City Area Code	813
Local Phone Number	289-7620
Entity Address, Address Line One	8000 North Federal Highway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Security Exchange Name	NONE